Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	915,683	0	762,532	0
Average exercise price	$ 177.97		$ 177.97